SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
SEGMENT REPORTING	SEGMENT REPORTING
The operating segments are identified on the basis of information that is reviewed by the Chief Operating Decision Maker ("CODM"), the Group's CEO, to make decisions about resources to be allocated and assess its performance.
The CODM evaluates and examines Selina's business activity and its performance by analyzing its operations in each country, therefore each country is determined to be an operating segment. Operating segments which exhibited similar economic characteristics, such as future economic growth, currency volatility, similar expected long-term margins etc., were aggregated by their main regions, resulting in the following reportable segments: Mexico, South America, North America (the U.S.), Central America, Europe & Africa, Israel and Asia Pacific (APAC). Within each operating segment, the CODM also reviews the Revenue and Gross Operating Profit (GOP) performance of its three main hotel operating product lines: Rooms, Food and Beverage (F&B) and Other (mainly includes tours & transportation, retail, wellness activities and co-working). In addition, Remote Year, a separate business activity with a different source of income and operating model, is reported as a separate operating segment.

Additionally, the aggregation of similar economic characteristics by their main regions changed in 2022 due to the Group's internal reorganisation. Thus, the corresponding items of segment information for earlier periods has been recast to match current year presentation.
Segment performance is evaluated based on Gross Operating Profit / (Loss) (GOP), Unit Level EBITDAR and Unit-Level Operating Profit / (Loss). Gross Operating Profit / (Loss) is defined as revenue less the direct expenses related to the sale and operation of Rooms, F&B and Other; specifically, cost of goods sold, labour costs, marketing and sales costs, and operating expenses such as laundry, cleaning, linen, contract services, programming expenses, operating supplies and equipment (OS&E), utilities, security, etc. Unit Level EBITDAR is defined as unit level earnings before interest, income taxes, depreciation and amortization and before rent (or similarly, GOP minus other non-operating unit level expenses such as property insurance and property taxes). Unit-Level Operating Profit / (Loss) is defined as Unit Level EBITDAR minus Rent Expense. For segment reporting purposes, and CODM unit level performance assessment purposes, Rent is treated as an operating expense (meaning not applying IFRS 16 to leases). Unit level performance metrics do not include (i) non-cash compensation expense, (ii) impact of corporate overhead costs, which are reviewed and monitored separately and (iii) pre-opening expenses (operating costs incurred prior to opening a new location).

The segment results reported to the CODM include items that are allocated directly to the segments and items that can be allocated on a reasonable basis. Items that were not allocated, mainly the Group's headquarter assets and related costs, are managed on a group basis.
The CODM does not review segment assets and liabilities, as they are managed at a group level.